CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Current assets
Cash	$ 6,237,182	$ 3,076,493
Biological assets	1,340,782	1,408,271
Inventory	5,417,726	6,191,843
Prepaid expenses and deposits	931,942	543,482
Receivables	209,872	443,122
Assets classified as held for sale	1,442,617
Total current assets	15,580,121	11,663,211
Property and equipment	3,916,777	3,834,131
Right-of-use assets	9,765,588	4,660,688
Intangible assets	10,957,961	12,704,626
Goodwill	28,541,323	28,541,323
Restricted cash	47,739	46,106
TOTAL ASSETS	68,809,509	61,450,085
Current liabilities
Accounts payable and accrued liabilities	2,680,996	3,488,274
Promissory note payable - current portion	6,080,000	21,200,000
Convertible promissory note - current portion	2,437,465	1,244,041
Convertible debentures		6,867,255
Income taxes payable	3,378,299	3,714,666
Consideration payable	0	846,256
Short-term debt	81,044	126,119
Lease liabilities - current portion	437,857	1,131,149
Liabilities classified as held for sale	629,180
Total current liabilities	15,724,841	38,617,760
Lease liabilities	9,691,215	3,870,211
Promissory note payable	8,106,667
Long-term debt	462,286	494,217
Convertible promissory note		1,136,065
Derivative liability	9,430,991	3,699,152
Reclamation obligation	55,008	53,126
TOTAL LIABILITIES	43,471,008	47,870,531
SHAREHOLDERS' EQUITY
Share capital	92,237,648	76,028,268
Commitment to issue shares	649,928	1,100,881
Other reserves	10,520,045	8,008,176
Foreign currency translation reserve	(1,452,719)	(1,047,387)
Deficit	(76,616,401)	(70,510,384)
TOTAL SHAREHOLDERS' EQUITY	25,338,501	13,579,554
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 68,809,509	$ 61,450,085